MAJOR CUSTOMER	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
NOTE 15 - Major customer	NOTE 15 – MAJOR CUSTOMERS Three customers accounted for 57%, 17%, and 15% of total accounts receivable at March 31, 2022.

NOTE 15 – MAJOR CUSTOMERS

Two customers accounted for 31% and 13% of total sales in the year ended December 31, 2021. Three customers accounted for 55%, 24%, and 14% of total accounts receivable at December 31, 2021.